Non-trading securities (Tables)	12 Months Ended
Mar. 31, 2014
Non-trading securities
Non-trading securities reconciliation

	Millions of yen
	March 31, 2013
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥177,374	¥5,294	¥126	¥182,542
Other debt securities(2)	54,032	726	86	54,672
Equity securities	39,997	12,923	109	52,811

Total	¥271,403	¥18,943	¥321	¥290,025

	Millions of yen
	March 31, 2014
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥138,973	¥842	¥86	¥139,729
Other debt securities(2)	129,311	6,851	91	136,071
Equity securities	38,157	14,508	43	52,622

Total	¥306,441	¥22,201	¥220	¥328,422

(1)	Primarily Japanese government, agency and municipal securities.
(2)	Primarily corporate debt securities.

Fair value of residual contractual maturity of non-trading debt securities

	Millions of yen
	March 31, 2014
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥275,800	¥30,507	¥115,757	¥98,323	¥31,213

Fair value and gross unrealized losses of non-trading securities

	Millions of yen
	March 31, 2013
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥56,400	¥80	¥2,903	¥46	¥59,303	¥126
Other debt securities	10,404	86	—	—	10,404	86
Equity securities	1,517	109	—	—	1,517	109

Total	¥68,321	¥275	¥2,903	¥46	¥71,224	¥321

	Millions of yen
	March 31, 2014
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥54,007	¥82	¥2,294	¥4	¥56,301	¥86
Other debt securities	8,106	91	—	—	8,106	91
Equity securities	498	43	—	—	498	43

Total	¥62,611	¥216	¥2,294	¥4	¥64,905	¥220